CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (16,998)	$ (5,032)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	188	201
Amortization of intangible assets	319	377
Amortization of debt discount	60	250
Stock-based compensation expense	36
ROU amortization on finance leases	86	134
ROU amortization on operating leases	85	135
Gain on disposal of property and equipment		(22)
Loss on impairment of intangible assets	406
Loss on extinguishment of debt	592
Unrealized loss (gain) on fair value measurement of debt	1,623	(182)
Change in fair value of forward purchase agreement	8,575
Gain on modification of forward purchase agreement	(1,443)
Changes in operating assets and liabilities:
Accounts receivable	(559)	(52)
Contract asset	344
Inventory	(42)	(178)
Prepaid expenses	(26)	(68)
Accounts payable	2,722	531
Accrued expenses	1,296	386
Operating lease liabilities	(56)	(133)
Contract liabilities	(459)	130
Net cash used in operating activities	(3,251)	(3,523)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(59)	(49)
Proceeds from the sale of property and equipment		57
Investment in cost method investment		(45)
Issuance of convertible note		(375)
Cash paid for noncontrolling interest	(60)
Cash acquired in Delivery Circle Acquisition	699
Cash paid for capitalized software development costs	(129)	(35)
Net cash provided by (used in) investing activities	451	(447)
CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from the business combination	80,095
Cash paid in connection with forward purchase agreement	(37,624)
Proceeds from forward purchase agreement	766
Proceeds from the issuance of debt	5,874	6,828
Proceeds from the issuance of convertible notes	740	900
Proceeds from related party debt	99
Cash paid for debt issuance costs	(788)	(731)
Payments of deferred offering costs	(1,243)	(1,782)
Payments of debt	(1,765)
Advance to Monterey Capital Acquisition Corporation	(1,934)
Advance from lender	1,057	(1,840)
Payments on convertible notes	(50)
Payments for redemptions of preferred stock	(41,653)
Payment on finance leases	(73)	(111)
Net cash provided by financing activities	3,501	3,264
Effect of exchange rate changes on cash and cash equivalents	21	102
Increase (decrease) in cash and cash equivalents	722	(604)
Cash, beginning of year	1,160	1,923
Cash, end of year	1,882	1,319
Supplemental disclosures of cash flow information:
Cash paid for interest	486	275
Supplemental disclosures of noncash financing information:
Recognition of right-of-use asset, operating		200
Recognition of right-of-use asset, finance		56
Vehicles acquired through issuance of debt		$ 316
Conversion of preferred stock to common stock	11,982
Conversion of convertible debt to common stock	3,779
Recapitalization of ACA noncontrolling interests	111
Prepaid insurance financed through funding agreement	$ 435